DISPOSAL OF SUBSIDIARY	12 Months Ended
Dec. 31, 2019
DISPOSAL OF SUBSIDIARY
Note 11 - DISPOSAL OF SUBSIDIARY

On July 26, 2019 a Statement of Dissolution was filed with the Colorado Secretary of State dissolving JAG as a result of the Company s strategic shift away from the glass installation services market. The dissolution resulted in a gain on disposal of subsidiary $55,694 and the elimination of JAG s 49% non-controlling interest of $109,153 during the year ended December 31, 2019.